LONG-TERM DEBT - Debt Instrument Redemption - 10K (Details) - 5 3/4% Senior Notes Due 2021 [Member]	12 Months Ended
Dec. 31, 2014
Debt Instrument, Redemption [Line Items]
Redemption percentage	101.00%
Debt Instrument, Redemption, Period One [Member]
Debt Instrument, Redemption [Line Items]
Redemption percentage	104.313%
Debt Instrument, Redemption, Period Two [Member]
Debt Instrument, Redemption [Line Items]
Redemption percentage	102.875%
Debt Instrument, Redemption, Period Three [Member]
Debt Instrument, Redemption [Line Items]
Redemption percentage	101.438%
Debt Instrument, Redemption, Period Four [Member]
Debt Instrument, Redemption [Line Items]
Redemption percentage	100.00%